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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended December 31, 2007.

               (Please read instructions before preparing form.)

If amended report check here: [_]

   Michael J. Puzo
Name of Institutional Investment Manager

   Hemenway & Barnes      60 State Street    Boston,        MA        02109
   Business Address          (Street)         (City)     (State)      (Zip)

   (617) 227-7940
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION

  Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of February, 2008.


                                                  Michael J. Puzo
                                                  ------------------------------
                                                  (Name of Institutional
                                                  Investment Manager)

                                                  ------------------------------
                                                  (Manual Signature of Person
                                                  Duly Authorized to Submit
                                                  This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.: Name:                    13F File No.:
-----                      ------------- -----------------------  -------------
1. Brian C. Broderick
   (12)*                     28-11136    6.
2. Timothy F. Fidgeon        28-06169    7.
3. Stephen W. Kidder (35)*   28-11134    8.
4. Lawrence T. Perera        28-06167    9.
5. Kurt F. Somerville
   (32)*                     28-10379    10.

* Refers to manager number on attached detail in Item 7.

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
A F L A C INC              COMMON STOCK  001055102   4016086     64124               XX                    15185
                                                                                     XX      12            13479
                                                                                     XX      32             8400
                                                                                     XX      35            27060
ABBOTT LABS                COMMON STOCK  002824100   2175026     38736               XX                    13375
                                                                                     XX      12            23461
                                                                                     XX      32              500
                                                                                     XX      35             1400
AMERICA MOVIL S.A.B.       COMMON STOCK  02364W105    224074      3650               XX                     3650
DE C.V ADR
AMERICAN INTERNATIONAL     COMMON STOCK  026874107   1287614     22086               XX                     4750
GROUP INC                                                                            XX      12             1751
                                                                                     XX      32             2700
                                                                                     XX      35            12885
AMGEN INC                  COMMON STOCK  031162100   1470290     31660               XX                     8870
                                                                                     XX      12             1000
                                                                                     XX      32            10990
                                                                                     XX      35            10800
ANALOG DEVICES, INC        COMMON STOCK  032654105    614980     19400               XX                    10600
                                                                                     XX      12             1500
                                                                                     XX      32             6400
                                                                                     XX      35              900
ANALOGIC CORP              COMMON STOCK  032657207   1319863     19490               XX                     4395
                                                                                     XX      32             4225
                                                                                     XX      35            10870
APTARGROUP INC             COMMON STOCK  038336103   6947991    169836               XX                    46870
                                                                                     XX      12            31142
                                                                                     XX      32            27650
                                                                                     XX      35            64174

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
AUTOMATIC DATA             COMMON STOCK  053015103   2072114     46533               XX                    18498
PROCESSING                                                                           XX      12             4200
                                                                                     XX      32            16135
                                                                                     XX      35             7700
AVERY DENNISON CORP        COMMON STOCK  053611109    220531      4150               XX      12             1500
                                                                                     XX      35             2650
AVON PRODUCTS INC          COMMON STOCK  054303102    310429      7853               XX                     7853
B P PLC ADR                COMMON STOCK  055622104   5558579     75968               XX                    26528
                                                                                     XX      12             8900
                                                                                     XX      32            17400
                                                                                     XX      35            23140
BANK OF AMERICA CORP       COMMON STOCK  060505104    507003     12288               XX                    11588
                                                                                     XX      32              700
BARRICK GOLD CORP          COMMON STOCK  067901108    588700     14000               XX      35            14000
BERKSHIRE HATHAWAY INC     CLASS A       084670108    424800         3               XX                        2
                                                                                     XX      12                1
BERKSHIRE HATHAWAY INC     CLASS B       084670207   1880192       397               XX                      119
                                                                                     XX      12              208
                                                                                     XX      32               43
                                                                                     XX      35               27
BOTTOMLINE TECHNOLOGIES
  INC                      COMMON STOCK  101388106    268800     19200               XX      12            19200
BRISTOL MYERS SQUIBB CO    COMMON STOCK  110122108   1156908     43624               XX                    12600
                                                                                     XX      12            16500
                                                                                     XX      32             7380
                                                                                     XX      35             7144
CANADIAN NATIONAL          COMMON STOCK  136375102   5495315    117096               XX                    37454
RAILWAY CO                                                                           XX      12            20692
                                                                                     XX      32            21700
                                                                                     XX      35            37250

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
CHEVRON CORP               COMMON STOCK  166764100   3533847     37864               XX                    15984
                                                                                     XX      12            18880
                                                                                     XX      32             1800
                                                                                     XX      35             1200
CISCO SYS INC              COMMON STOCK  17275R102   2953678    109113               XX                    33927
                                                                                     XX      12            23653
                                                                                     XX      32            29183
                                                                                     XX      35            22350
COCA COLA CO               COMMON STOCK  191216100    604495      9850               XX                     1150
                                                                                     XX      12             7400
                                                                                     XX      32             1300
COLGATE PALMOLIVE CO       COMMON STOCK  194162103    392685      5037               XX                     1700
                                                                                     XX      32             2537
                                                                                     XX      35              800
COMERICA INC               COMMON STOCK  200340107    304710      7000               XX                     7000
CONOCOPHILLIPS             COMMON STOCK  20825C104    442206      5008               XX                     1708
                                                                                     XX      12             3300
DOVER CORP                 COMMON STOCK  260003108    241973      5250               XX                     5250
E I DU PONT DE NEMOURS     COMMON STOCK  263534109    842207     19102               XX                     2107
& CO                                                                                 XX      12            12732
                                                                                     XX      32             4263
E M C CORP                 COMMON STOCK  268648102   3699922    199672               XX                    63600
                                                                                     XX      12            43122
                                                                                     XX      32            45250
                                                                                     XX      35            47700
EATON CORP                 COMMON STOCK  278058102    213290      2200               XX                     2200

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
EMERSON ELECTRIC CO        COMMON STOCK  291011104   7838968    138351               XX                    41685
                                                                                     XX      12            26616
                                                                                     XX      32            26790
                                                                                     XX      35            43260
ENCANA CORP                COMMON STOCK  292505104   9000622    132440               XX                    42810
                                                                                     XX      12            25382
                                                                                     XX      32            28740
                                                                                     XX      35            35508
EXXON MOBIL CORP           COMMON STOCK  30231G102  11901534    127031               XX                    39610
                                                                                     XX      12            42041
                                                                                     XX      32            25900
                                                                                     XX      35            19480
F P L GROUP INC            COMMON STOCK  302571104    207813      3066               XX      12             3066
GENERAL ELECTRIC CO        COMMON STOCK  369604103   8581853    231504               XX                    71271
                                                                                     XX      12            59143
                                                                                     XX      32            39550
                                                                                     XX      35            61540
GILEAD SCIENCES            COMMON STOCK  375558103    708462     15398               XX                    15398
GROUPE DANONE              SPONSORED     399449107   3384688    188520               XX                    53870
                           ADR                                                       XX      12            41540
                                                                                     XX      32            19250
                                                                                     XX      35            73860
H & Q HEALTHCARE FD        SH BEN INT    404052102    330600     20000               XX                    20000
H & Q LIFE SCIENCES        SH BEN INT    404053100    159000     12000               XX                    12000
INVESTORS
HSBC HOLDINGS PLC          SPONSORED     404280406    267872      3200               XX                     2300
                           ADR NEW                                                   XX      32              900

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
HELMERICH & PAYNE INC      COMMON STOCK  423452101    722462     18030               XX                     7530
                                                                                     XX      12             2800
                                                                                     XX      32             4400
                                                                                     XX      35             3300
HEWLETT PACKARD CO         COMMON STOCK  428236103   1034840     20500               XX                     2200
                                                                                     XX      12             4500
                                                                                     XX      32             4200
                                                                                     XX      35             9600
HONEYWELL INTERNATIONAL
  INC                      COMMON STOCK  438516106    551052      8950               XX                     2000
                                                                                     XX      12             6950
INTEL CORPORATION          COMMON STOCK  458140100   8289740    310943               XX                   110562
                                                                                     XX      12            60330
                                                                                     XX      32            63571
                                                                                     XX      35            76480
INTL BUSINESS MACHINES     COMMON STOCK  459200101    410023      3793               XX      12             2893
                                                                                     XX      32              900
INVITROGEN CORP            COMMON STOCK  46185R100   2617348     28020               XX                     5570
                                                                                     XX      12             7555
                                                                                     XX      32             4225
                                                                                     XX      35            10670
JOHNSON & JOHNSON          COMMON STOCK  478160104  11124226    166780               XX                    61442
                                                                                     XX      12            38321
                                                                                     XX      32            35175
                                                                                     XX      35            31842
ELI LILLY & CO             COMMON STOCK  532457108    437798      8200               XX                     3000
                                                                                     XX      12             2600
                                                                                     XX      32             2600
LINCOLN NATL CORP IND      COMMON STOCK  534187109   3155349     54197               XX                    13624
                                                                                     XX      12            18132
                                                                                     XX      32            10178
                                                                                     XX      35            12263

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
MATSUSHITA ELECTRIC INDL   ADR           576879209    589694     28850               XX                    18800
                                                                                     XX      12             6000
                                                                                     XX      32             3450
                                                                                     XX      35              600
MAXWELL TECHNOLOGIES       COMMON STOCK  577767106    235157     28435               XX                     6525
INC                                                                                  XX      12            10150
                                                                                     XX      32              900
                                                                                     XX      35            10860
MEDTRONIC INC              COMMON STOCK  585055106    203594      4050               XX                     1850
                                                                                     XX      32             2200
MERCK & CO INC             COMMON STOCK  589331107   5453333     93845               XX                    40560
                                                                                     XX      12            19610
                                                                                     XX      32            14525
                                                                                     XX      35            19150
MICROSOFT CORP             COMMON STOCK  594918104   5244165    147308               XX                    45132
                                                                                     XX      12            22900
                                                                                     XX      32            49236
                                                                                     XX      35            30040
NOKIA CORP ADR A           COMMON STOCK  654902204   6004311    156403               XX                    46790
                                                                                     XX      12            29454
                                                                                     XX      32            29675
                                                                                     XX      35            50484
NOVARTIS AG ADR            COMMON STOCK  66987V109   5537067    101953               XX                    29710
                                                                                     XX      12            22943
                                                                                     XX      32            17260
                                                                                     XX      35            32040
NOVO NORDISK A/S ADR       COMMON STOCK  670100205    356730      5500               XX                      500
                                                                                     XX      35             5000
OYO GEOSPACE CORP          COMMON STOCK  671074102    396770      5265               XX                      175
                                                                                     XX      12               10
                                                                                     XX      35             5080
ORACLE CORP                COMMON STOCK  68389X105   3196967    141584               XX                    24550

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
                                                                                     XX      12            34962
                                                                                     XX      32            26225
                                                                                     XX      35            55847
PEPSICO INC                COMMON STOCK  713448108   4639312     61124               XX                     9430
                                                                                     XX      12             7774
                                                                                     XX      32            15858
                                                                                     XX      35            28062
PFIZER INC                 COMMON STOCK  717081103    715609     31483               XX                     4856
                                                                                     XX      12            13590
                                                                                     XX      32             8737
                                                                                     XX      35             4300
PORTLAND GENERAL           COMMON STOCK  736508847   2317547     83425               XX                    18525
ELECTRIC CO                                                                          XX      12             8500
                                                                                     XX      32            12300
                                                                                     XX      35            44100
PROCTER & GAMBLE CO        COMMON STOCK  742718109   7735972    105366               XX                    22639
                                                                                     XX      12            41551
                                                                                     XX      32            16722
                                                                                     XX      35            24454
QUALCOMM INC               COMMON STOCK  747525103    205801      5230               XX                     2330
                                                                                     XX      32             2900
ROYAL DUTCH SHELL PLC      SPONSORED     780259206    899172     10679               XX                     8800
                           ADR REPSTG                                                XX      12              479
                           A SHS                                                     XX      32             1400
SAN JUAN BASIN ROYALTY     COMMON STOCK  798241105    760608     22800               XX                      100
TRUST                                                                                XX      12            12700
                                                                                     XX      32             1700
                                                                                     XX      35             8300

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
SCHLUMBERGER LTD           COMMON STOCK  806857108    806634      8200               XX                     3000
                                                                                     XX      12              500
                                                                                     XX      32             4700
SONOSITE INC               COMMON STOCK  83568G104   1056161     31368               XX                     2620
                                                                                     XX      12             2100
                                                                                     XX      32             1500
                                                                                     XX      35            25148
STATE STREET CORP          COMMON STOCK  857477103   3483074     42895               XX                    10730
                                                                                     XX      12            12250
                                                                                     XX      32             8680
                                                                                     XX      35            11235
SUNCOR ENERGY INC          COMMON STOCK  867229106   2309969     21245               XX                     4615
                                                                                     XX      12              570
                                                                                     XX      32             1325
                                                                                     XX      35            14735
3 M COMPANY                COMMON STOCK  88579Y101   7635429     90553               XX                    29220
                                                                                     XX      12            15261
                                                                                     XX      32            19852
                                                                                     XX      35            26220
UNION PACIFIC CORP         COMMON STOCK  907818108    667922      5317               XX                     1000
                                                                                     XX      12             1117
                                                                                     XX      35             3200
VERISIGN INC               COMMON STOCK  92343E102   1725396     45876               XX                    12910
                                                                                     XX      12             4766
                                                                                     XX      32             3100
                                                                                     XX      35            25100
WELLS FARGO & CO (NEW)     COMMON STOCK  949746101    636043     21068               XX                    20068
                                                                                     XX      12             1000
WYETH                      COMMON STOCK  983024100    311540      7050               XX                     1500
                                                                                     XX      12             3550
                                                                                     XX      32             2000
XILINX INC                 COMMON STOCK  983919101   1034342     47295               XX                    17375

AS OF DECEMBER 31, 2007                            FORM 13F                          SEC FILE # MICHAEL J. PUZO\28-06165

ITEM 1:                      ITEM 2:      ITEM 3:    ITEM 4:    ITEM 5:      ITEM 6:      ITEM 7:         ITEM 8:
-------                   -------------- --------- ----------- ---------     -------      --------        -------
                                                               SHARES OR                            VOTING AUTHORITY
                                           CUSIP   FAIR MARKET PRINCIPAL   INVESTMENT               --------------------
NAME OF ISSUER            TITLE OF CLASS  NUMBER      VALUE     AMOUNT     DISCRETION     MANAGERS  (A)     (B)    (C)
--------------            -------------- --------- ----------- --------- ---------------- --------  ----  -------  ----
                                                                         (A)   (B)   (C)            SOLE  SHARED   NONE
                                                                         --- ------- ---            ----  -------  ----
                                                                                     XX      12             3350
                                                                                     XX      32             1975
                                                                                     XX      35            24595
ZIMMER HOLDINGS INC        COMMON STOCK  98956P102     2013275   30435               XX                     3315
                                                                                     XX      12             5540
                                                                                     XX      32             7195
                                                                                     XX      35            14385
INGERSOLL RAND LTD CL A    COMMON STOCK  G4776G101      399642    8600               XX                     1800
                                                                                     XX      12             6800
AGGREGATE TOTAL                                    187,063,794